Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013

Federal
Current	$1,956	$1,888	$1,885
Deferred	(223)	(126)	(83)

Federal income tax	1,733	1,762	1,802

State
Current	346	331	216
Deferred	18	(6)	14

State income tax	364	325	230

Total income tax provision	$2,097	$2,087	$2,032

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate of 35 Percent to Company's Applicable Income Tax Expense

A reconciliation of expected income tax expense at the federal statutory rate of 35 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2015		2014	2013
Tax at statutory rate	$2,810		$2,798	$2,717
State income tax, at statutory rates, net of federal tax benefit	237		211	150
Tax effect of
Tax credits and benefits, net of related expenses	(700)		(701)	(648)
Tax-exempt income	(201)		(205)	(212)
Noncontrolling interests	(19)		(20)	37
Other items	(30	)(a)	4	(12)

Applicable income taxes	$2,097		$2,087	$2,032
(a)	Includes the resolution of certain tax matters with taxing authorities.

Reconciliation of Changes in Federal, State and Foreign Unrecognized Tax Position Balances

A reconciliation of the changes in the federal, state and foreign unrecognized tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2015	2014	2013
Balance at beginning of period	$267	$264	$302
Additions (reductions) for tax positions taken in prior years	(17)	31	44
Additions for tax positions taken in the current year	13	4	–
Exam resolutions	(17)	(22)	(56)
Statute expirations	(3)	(10)	(26)

Balance at end of period	$243	$267	$264

Significant Components of the Company's Net Deferred Tax Asset (Liability)

The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2015	2014

Deferred Tax Assets
Allowance for credit losses	$1,615	$1,652
Accrued expenses	764	630
Federal, state and foreign net operating loss carryforwards	464	212
Partnerships and other investment assets	380	403
Pension and postretirement benefits	247	437
Stock compensation	131	143
Other deferred tax assets, net	219	208

Gross deferred tax assets	3,820	3,685

Deferred Tax Liabilities
Leasing activities	(3,026)	(3,042)
Mortgage servicing rights	(859)	(871)
Goodwill and other intangible assets	(859)	(772)
Loans	(204)	(212)
Fixed assets	(111)	(90)
Securities available-for-sale and financial instruments	(47)	(165)
Other deferred tax liabilities, net	(55)	(159)

Gross deferred tax liabilities	(5,161)	(5,311)
Valuation allowance	(137)	(101)

Net Deferred Tax Asset (Liability)	$(1,478)	$(1,727)